Basic and diluted net income per share (DETAILS) (USD $)	3 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Net income available to common shareholders	$ 173	$ 53
Weighted average number of common shares outstanding used in calculation of basic earnings per share	995,135	995,135
Incremental shares from the assumed exercise of dilutive stock options	6,099	9,909
Weighted average number of common shares outstanding used in calculating diluted earnings per share	1,001,234	1,005,044